[letterhead of State Street Research]

                                                              February 5, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      State Street Research Capital Trust
         Securities Act of 1933 File No. 2-86271
         Investment Company Act of 1940 File No. 811-3838
         CIK 727101

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned, STATE STREET RESEARCH CAPITAL TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

        (1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 13 under the Securities Act; Amendment No. 19 under the Investment Company Act of 1940) for each of the State Street Research Small Capitalization Growth Fund and the State Street Research Small Capitalization Value Fund series of the Registrant; and

        (2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-96-000070).

                                                       STATE STREET RESEARCH
                                                       CAPITAL TRUST



                                                  By:  /s/ Amy L. Simmons
                                                       --------------------
                                                       Amy L. Simmons
                                                       Assistant Secretary